Financial instruments and risk management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 7,844	£ 8,750
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 44	£ 215
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (120)	£ 63
Cash flow hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 562	£ 734
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 22	£ (18)
Cash flow hedge reserve	£ (224)	£ (268)